Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Aug. 31, 2013	Sep. 30, 2014	Oct. 31, 2013	Jun. 30, 2012	Dec. 31, 2012		Aug. 31, 2012	Nov. 30, 2012
Acquisitions, divestitures and exchanges
Goodwill	$ 771,352		$ 836,843						$ 797,194	[1]
Licenses	1,453,574		1,423,779
Franchise rights	244,300		123,668
Acquisitions
Acquisitions, divestitures and exchanges
Purchase price	315,496	[2]	324,166	[2]
Goodwill	33,610	[3]	76,915	[3]
Licenses	44,410		16,540
Franchise rights	120,979		123,668
Intangible assets subject to amortization	14,056	[4]	28,725	[4]
Net tangible assets (liabilities)	102,441		78,318
U.S. Cellular
Acquisitions, divestitures and exchanges
Goodwill	227,406		232,041						269,307	[1]
U.S. Cellular | License Acquisitions
Acquisitions, divestitures and exchanges
Purchase price	41,707	[2]	16,540	[2]
Licenses	41,707		16,540
U.S. Cellular | License Acquisitions | 700 Mhz Acquisition 1
Acquisitions, divestitures and exchanges
Description of acquired entity	In August 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.
Licenses											34,000
U.S. Cellular | License Acquisitions | 700 Mhz Acquisition 2
Acquisitions, divestitures and exchanges
Description of acquired entity	In November 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
Licenses												57,700
TDS Telecom Wireline
Acquisitions, divestitures and exchanges
Goodwill	413,794	[5]	420,458	[5]					420,458	[1],[5]
TDS Telecom Cable
Acquisitions, divestitures and exchanges
Goodwill	95,322		61,712
TDS Telecom Cable | Business Acquisitions
Acquisitions, divestitures and exchanges
Weighted average useful life, acquired finite lived intangibles	4 years 7 months		2 years 11 months
Purchase price	273,789	[2]	264,069	[2]
Goodwill	33,610	[3]	61,712	[3]
Licenses	2,703
Franchise rights	120,979		123,668
Intangible assets subject to amortization	14,056	[4]	11,542	[4]
Net tangible assets (liabilities)	102,441		67,147
TDS Telecom Cable | Business Acquisitions | Baja Broadband, LLC
Acquisitions, divestitures and exchanges
Description of acquired entity	In August 2013, TDS Telecom acquired substantially all of the assets of Baja for $264.1 million in cash. Baja is a cable company that operates in markets primarily in Colorado, New Mexico, Texas, and Utah and offers broadband, video and voice services, which complement the TDS Telecom portfolio of products. Baja is included in the Cable segment for reporting purposes.
Purchase price					264,100
TDS Telecom Cable | Business Acquisitions | BendBroadband
Acquisitions, divestitures and exchanges
Description of acquired entity	In September 2014, TDS acquired substantially all of the assets of a group of companies operating as BendBroadband (“Bend”), headquartered in Bend, Oregon for $260.7 million in cash. Bend is a full-service communications company, offering an extensive range of broadband, fiber connectivity, cable television and telephone services for commercial and residential customers in Central Oregon. As part of the agreement, TDS also acquired a Tier III data center providing colocation and managed services and a cable advertising and broadcast business. Bend service offerings complement the current portfolio of products offered through TDS Telecom businesses. Goodwill was recorded due primarily to the expectation of future growth and synergies in Cable segment operations. The operations of the data center are included in the HMS segment. The operations of the cable and the advertising and broadcast businesses are included in the Cable segment.
Purchase price						260,700
TDS Telecom HMS
Acquisitions, divestitures and exchanges
Goodwill	34,830		118,830						103,627	[1]
TDS Telecom HMS | Business Acquisitions
Acquisitions, divestitures and exchanges
Weighted average useful life, acquired finite lived intangibles			10 years
Purchase price			43,557	[2]
Goodwill			15,203	[3]
Intangible assets subject to amortization			17,183	[4]
Net tangible assets (liabilities)			11,171
TDS Telecom HMS | Business Acquisitions | MSN Communications, Inc.
Acquisitions, divestitures and exchanges
Voting stock acquired							100.00%
Description of acquired entity	In October 2013, TDS acquired 100% of the outstanding shares of MSN Communications, Inc. (“MSN”) for $43.6 million in cash. MSN is an information technology solutions provider whose service offerings complement the HMS portfolio of products. MSN is included in the HMS segment for reporting purposes.
Purchase price							43,600
TDS Telecom HMS | Business Acquisitions | Vital Support Systems, LLC
Acquisitions, divestitures and exchanges
Voting stock acquired								100.00%
Description of acquired entity	In June 2012, TDS paid $46.1 million in cash to purchase 100% of the outstanding shares of Vital Support Systems, LLC (“Vital”). Vital is an information technology solutions provider whose service offerings complement the HMS portfolio of products. Vital is included in the HMS segment for reporting purposes.
Purchase price								46,100
Other
Acquisitions, divestitures and exchanges
Goodwill			$ 3,802	[6]					$ 3,802	[1],[6]

[1]	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.
[2]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[3]	The entire amount of Goodwill acquired in 2014 and 2013 was amortizable for income tax purposes.
[4]	At the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was as follows: 2014: 4.6 years for TDS Telecom cable business; 2013: 2.9 years for TDS Telecom cable business and 10 years for TDS HMS business
[5]	In July 2014, TDS Telecom sold certain Wireline markets.
[6]	TDS performed its annual impairment review of Goodwill in the fourth quarter of 2014. Based on the results of this review, TDS concluded that the entire amount of Goodwill related to Suttle-Straus was impaired, which resulted in a $3.8 million loss on impairment.